Federal Income Taxes (Details) - Honeywell Puerto Rico Savings Plan [Member]	12 Months Ended
Dec. 31, 2025
Federal Income Taxes [Abstract]
Tax determination letter date	Jan. 14, 2011
Tax determination letter, obtained	true
EBP, Tax Qualification Status [Extensible Enumeration]	Qualified Plan [Member]